Document And Entity Information	6 Months Ended
Jun. 30, 2020
Document Information Line Items
Entity Registrant Name	Enlivex Therapeutics Ltd.
Document Type	6-K/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	This Amendment to the Report on Form 6-K for the month of August 2020, originally by Enlivex Therapeutics Ltd., a company organized under the laws of the State of Israel (“Enlivex”), with the Securities and Exchange Commission on August 14, 2020 (the “Form 6-K”), is being filed solely for the purposes of furnishing the Interactive Data File disclosure as Exhibit 101 in accordance with Rule 405 of Regulation S-T. Other than as expressly set forth above, this Report on Form 6-K/A does not, and does not purport to, amend, update or restate the information in any other item of the Form 6-K, or reflect any events that have occurred after the Form 6-K was originally filed. This Report on Form 6-K/A, including the exhibit hereto, is incorporated by reference into Enlivex’s registration statements on Form F-3 (File No. 333-232413 and File No. 333-232009) filed with the Securities and Exchange Commission.
Entity Central Index Key	0001596812
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity File Number	001-36578